Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Note 12 - Business Segment Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Identifiable assets at December 31:
	2013	2012

Waste management services	$16,252	$10,341
Golf and related operations	29,821	30,140
Corporate	43,997	44,538
Sub Total	90,070	85,019
Elimination of intersegment receivables	(34,491)	(34,864)
Total	$55,579	$50,155

Segment Income [Member]
Note 12 - Business Segment Information (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2013	2012
Net operating revenues from:
Waste management services:
External customers revenues	$47,243	$37,284
Intersegment revenues	—	—
Total waste management services	47,243	37,284

Golf and related operations:
External customer revenues	12,227	11,607
Intersegment revenues	89	94
Total golf and related operations	12,316	11,701

Segment operating revenues	59,559	48,985
Intersegment eliminations	(89)	(94)
Total net operating revenues	$59,470	$48,891

Income (loss) before taxes:
Waste management services	$3,787	$2,967
Golf and related operations	(336)	(451)
Segment income before taxes	3,451	2,516
Corporate interest income	1	2
Corporate other income, net	35	34
General corporate expenses	(2,952)	(2,807)
Income (loss) before taxes	$535	$(255)

Depreciation and amortization:
Waste management services	$99	$42
Golf and related operations	1,400	1,457
Corporate	137	136
Total	$1,636	$1,635

Interest income:
Waste management services	$—	$—
Corporate	1	2
Total	$1	$2

Capital expenditures:
Waste management services	$2,939	$31
Golf and related operations	797	1,381
Corporate	327	53
Total	$4,063	$1,465